UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jane Bates
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Jane Bates                    British Isles             November 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $266,957
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.         028-11145                          Charlemagne Capital (IOM) Limited


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
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                  --------          -----      --------  -------   --- ----  ----------  --------  ----    ------ ----
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105  29,355      670,045 SH        DEFINED     1           670,045
BANCO SANTANDER CHILE NEW       SP ADR REP COM    05965X109   1,348       23,416 SH        DEFINED     1            23,416
CEMEX SAB DE CV                 SPON ADR NEW      151290889   1,512      117,088 SH        DEFINED     1           117,088
CHUNGHWA TELECOM CO LTD         SPONS ADR NEW 09  17133Q403     509       28,264 SH        DEFINED     1            28,264
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD      20441W203     654        7,945 SH        DEFINED     1             7,945
COMPANHIA SIDERURGICA NACION    SPONSORED ADR     20440W105     496       16,188 SH        DEFINED     1            16,188
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR     204448104   1,095       31,135 SH        DEFINED     1            31,135
CREDICORP LTD                   COM               G2519Y108   1,171       15,065 SH        DEFINED     1            15,065
DESARROLLADORA HOMEX S A DE     SPONSORED ADR     25030W100   2,105       55,817 SH        DEFINED     1            55,817
ENERSIS S A                     SPONSORED ADR     29274F104   1,647       89,361 SH        DEFINED     1            89,361
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS    344419106   9,642      253,140 SH        DEFINED     1           253,140
GREAT BASIN GOLD LTD            COM               390124105   2,342    1,537,639 SH        DEFINED     1         1,537,639
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206  12,576      676,499 SH        DEFINED     1           676,499
ICICI BK LTD                    ADR               45104G104     423       10,958 SH        DEFINED     1            10,958
ISHARES INC                     MSCI MALAYSIA     464286830   2,015      198,705 SH        DEFINED     1           198,705
MECHEL OAO                      SPONSORED ADR     583840103   3,154      175,733 SH        SOLE        NONE        175,733
MECHEL OAO                      SPONSORED ADR     583840103     254       14,173 SH        DEFINED     1            14,173
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109  13,766      284,944 SH        SOLE        NONE        284,944
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109  13,076      270,673 SH        DEFINED     1           270,673
NICE SYS LTD                    SPONSORED ADR     653656108   1,466       48,156 SH        DEFINED     1            48,156
NII HLDGS INC                   NOTE 3.125% 6/1   62913FAJ1   1,721    1,930,000 PRN       DEFINED     1         1,930,000
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR     68370R109   9,992      534,037 SH        SOLE        NONE        534,037
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR     68370R109  27,975    1,495,196 SH        DEFINED     1         1,495,196
PETROCHINA CO LTD               SPONSORED ADR     71646E100   5,611       49,292 SH        DEFINED     1            49,292
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG    71654V101  41,135    1,045,497 SH        DEFINED     1         1,045,497
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408   1,661       36,157 SH        DEFINED     1            36,157
SILICONWARE PRECISION INDS L    SPONSD ADR SPL    827084864     303       42,195 SH        DEFINED     1            42,195
SK TELECOM LTD                  SPONSORED ADR     78440P108   6,456      369,978 SH        DEFINED     1           369,978
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209  27,212      538,203 SH        DEFINED     1           538,203
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW      900111204   5,172      289,646 SH        DEFINED     1           289,646
VALE S A                        ADR REPSTG PFD    91912E204  41,113    2,001,123 SH        DEFINED     1         2,001,123


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